Restatement of Previously Issued Financial Statements (Tables)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Accounting Changes and Error Corrections [Abstract]
Summary of restatement of balance sheet, statement of operations and cash flow statement
The change in the carrying value of the redeemable shares of Class A common stock in the
Post-IPO
Balance Sheet resulted in a decrease of approximately $5.5 million in additional paid-in
capital and an increase of approximately $18.5 million to accumulated deficit, as well as a reclassification of 2,355,182 shares of Class A common stock from permanent equity to temporary equity as presented below.

As of December 15, 2020:	As Previously Reported	Adjustment	As Restated
Total assets	$178,262,938	$—	$178,262,938

Total liabilities	$21,335,781	$—	$21,335,781

Class A common stock subject to possible redemption	151,927,148	24,022,852	175,950,000
Preferred stock	—	—	—
Class A common stock	235	(235)	—
Class B common stock	431	—	431
Additional paid-in capital	5,510,215	(5,510,215)	—
Accumulated deficit	(510,872)	(18,512,402)	(19,023,274)

Total stockholders’ equity (deficit)	$5,000,009	$(24,022,852)	$(19,022,843)

Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$178,262,938	$—	$178,262,938

As of December 31, 2020:	As Previously Reported	Adjustment	As Restated

Total assets	$177,701,799	$—	$177,701,799

Total liabilities	$23,222,304	$—	$23,222,304
Class A common stock subject to possible redemption	149,479,490	26,470,510	175,950,000
Preferred stock	—	—	—
Class A common stock	260	(260)	—
Class B common stock	431	—	431
Additional paid-in capital	7,957,848	(7,957,848)	—
Accumulated deficit	(2,958,534)	(18,512,402)	(21,470,936)

Total stockholders’ equity (deficit)	$5,000,005	$(26,470,510)	$(21,470,505)

Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$177,701,799	$—	$177,701,799
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet as of December 31, 2020:
The Company’s statement of stockholders’ equity has been restated to reflect the changes to the impacted stockholders’ equity accounts described above.
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of cash flows for the period from July 31, 2020 (inception) through December 31, 2020:

For the Period from July 31, 2020 (inception) through December 31, 2020
	As Restated	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:

Initial value of Class A common stock subject to possible redemption	$165,443,398	$(165,443,398)	$—
Change in value of Class A common stock subject to possible redemption	$(15,963,908)	$15,963,908	$—

The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per share is presented below for the period from July 31, 2020 (inception) through December 31, 2020:

	Earnings Per Share for Class A Common Stock
	As Previously Reported	Adjustment	As Restated
For the Period from July 31, 2020 (inception) through December 31, 2020
Net loss	$(2,958,534)	$—	$(2,958,534)
Weighted average shares outstanding	17,250,000	(15,170,213)	2,079,787
Basic and diluted earnings per share	$0.00	$(0.50)	$(0.50)

	Earnings Per Share for Class B Common Stock
	As Previously Reported	Adjustment	As Restated
For the Period from July 31, 2020 (inception) through December 31, 2020
Net loss	$(2,958,534)	$—	$(2,958,534)
Weighted average shares outstanding	3,817,819	0	3,817,819
Basic and diluted earnings per share	$(0.77)	$0.27	$(0.50)

The impact of the restatement on the financial statements for the Affected Quarterly Periods is presented below.
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet as of March 31, 2021:

As of March 31, 2021	As Previously Reported	Adjustment	As Restated
Total assets	$177,267,667	$—	$177,267,667
Total liabilities	$16,708,174	$—	$16,708,174
Class A common stock subject to possible redemption	155,559,486	20,390,514	175,950,000
Preferred stock	—	—	—
Class A common stock	200	(200)	—
Class B common stock	431	—	431
Additional paid-in capital	1,877,912	(1,877,912)	—
Retained Earnings (accumulated deficit)	3,121,464	(18,512,402)	(15,390,938)
Total stockholders’ equity (deficit)	$5,000,007	$(20,390,514)	$(15,390,507)
Total Liabilities, Class A Common Stock Subject to Redemption and Stockholders’ Equity (Deficit)	$177,267,667	$—	$177,267,667
The Company’s statement of stockholders’ equity has been restated to reflect the changes to the impacted stockholders’ equity accounts described above.
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of cash flows for the three months ended March 31, 2021:

For the Three Months Ended March 31, 2021
	As Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Change in value of Class A common stock subject to possible redemption	$6,079,996	$(6,079,996)	$—
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet as of June 30, 2021:

As of June 30, 2021:	As Previously Reported	Adjustment	As Restated
Total assets	$176,891,038	$—	$176,891,038
Total liabilities	$27,989,326	$—	$27,989,326
Class A common stock subject to possible redemption	143,901,702	32,048,298	175,950,000
Preferred stock	—	—	—
Class A common stock	314	(314)	—
Class B common stock	431	—	431
Additional paid-in capital	13,535,582	(13,535,582)	—
Retained earnings (accumulated deficit)	(8,536,317)	(18,512,402)	(27,048,719)
Total stockholders’ equity (deficit)	$5,000,010	$(32,048,298)	$(27,048,288)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$176,891,038	$—	$176,891,038
The Company’s statement of stockholders’ equity has been restated to reflect the changes to the impacted stockholders’ equity accounts described above.
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of cash flows for the six months ended June 30, 2021:

For the Six Months Ended June 30, 2021
	As Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Change in value of Class A common stock subject to possible redemption	$5,577,788	$(5,577,788)	$—
The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per share is presented below for the Affected Quarterly Periods:

	Earnings Per Share for Class A Common Stock
	As Previously Reported	Adjustment	As Restated
For the Three Months Ended March 31, 2021
Net income	$6,079,998	$—	$6,079,998
Weighted average shares outstanding	17,250,000	—	17,250,000
Basic and diluted earnings per share	$0.00	$0.28	$0.28
For the Three Months Ended June 30, 2021
Net loss	$(11,657,781)	$—	$(11,657,781)
Weighted average shares outstanding	17,250,000	—	17,250,000
Basic and diluted earnings per share	$0.00	$(0.54)	$(0.54)
For the Six Months Ended June 30, 2021
Net loss	$(5,577,783)	$—	$(5,577,783)
Weighted average shares outstanding	17,250,000	—	17,250,000
Basic and diluted earnings per share	$0.00	$(0.26)	$(0.26)

	Earnings Per Share for Class B Common Stock
	As Previously Reported	Adjustment	As Restated
For the Three Months Ended March 31, 2021
Net income	$6,079,998	$—	$6,079,998
Weighted average shares outstanding	4,312,500	—	4,312,500
Basic and diluted earnings per share	$1.41	$(1.13)	$0.28
For the Three Months Ended June 30, 2021
Net loss	$(11,657,781)	$—	$(11,657,781)
Weighted average shares outstanding	4,312,500	—	4,312,500
Basic and diluted earnings per share	$(2.70)	$2.16	$(0.54)
For the Six Months Ended June 30, 2021
Net loss	$(5,577,783)	$—	$(5,577,783)
Weighted average shares outstanding	4,312,500	—	4,312,500
Basic and diluted earnings per share	$(1.29)	$1.03	$(0.26)